Quarterly Operating Results	12 Months Ended
Dec. 31, 2011
Note 9. Quarterly Operating Results (Unaudited) [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Operating Results (Unaudited)
While we recognize insurance premium on a relatively level basis, claim losses related to adverse weather (snow, hail, hurricanes, tornadoes, etc.) may be seasonal. Quarterly results rely heavily on estimates and are not necessarily indicative of results for longer periods.
The following are quarterly results of our consolidated operations for the three years ended December 31, 2011 (in thousands, except per share amounts):

	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total Year
2011
Revenues	$252,288	$264,209	$266,127	$289,992	$1,072,616
Net earnings	10,231	6,825	6,733	18,044	41,833
Earnings per share:
Basic	$0.83	$0.56	$0.56	$1.53	$3.45
Diluted	0.81	0.54	0.55	1.49	3.37
2010
Revenues	$222,929	$237,315	$251,669	$249,363	$961,276
Net earnings	17,765	15,673	29,517	28,107	91,062
Earnings per share:
Basic	$1.33	$1.20	$2.35	$2.26	$7.09
Diluted	1.30	1.17	2.29	2.20	6.91
2009
Revenues	$222,232	$226,075	$210,357	$224,759	$883,424
Net earnings	10,495	17,149	8,358	34,943	70,946
Earnings per share:
Basic	$0.75	$1.26	$0.62	$2.59	$5.19
Diluted	0.74	1.24	0.61	2.55	5.12
Realized gains (losses) on investments amounted to:
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total Year
2011	$2,923	$1,959	$722	$2,995	$8,598
2010	(455)	44	7,991	2,858	10,438
2009	(6,127)	170	(12,113)	3,246	(14,824)